New Accounting Pronouncements	12 Months Ended
Dec. 31, 2023
New Accounting Pronouncements [Abstract]
New Accounting Pronouncements
46.	New Accounting Pronouncements:

The following is a summary of new standards, interpretations and improvements to the International Financial Reporting Standards issued by the International Accounting Standards Board (IASB) that are not yet effective as of December 31, 2023:

IAS 28 — Investments in Associates and Joint Venture, and IFRS 10 — Consolidated Financial Statements.

In September 2014, the IASB published this modification, which clarifies the scope of the profits and losses recognized in a transaction, that involves an associate or joint venture, and that this depends on whether the asset sold or contribution constitutes a business. Therefore, the IASB concluded that all gains or losses must be recognized against loss of control of a business.

Likewise, the gains or losses that result from the sale or contribution of a subsidiary that does not constitute a business (definition of IFRS 3) to an associate or joint venture must be recognized only to the extent of unrelated interests in the associate or joint venture.

During December 2015, the IASB agreed to set the effective date of this modification in the future, allowing its immediate application.

Banco de Chile and its subsidiaries will have no impact on the Consolidated Financial Statements as a result of the application of this amendment.

IFRS 16 — Leases. Recognition of the lease liability in a sale with leaseback.

In September 2022, the IASB published an amendment to IFRS 16 related to the recognition of the lease liability in a sale with leaseback.

The amendment specifies the requirements that a seller-lessee must use to measure the lease liability that arises on sale and leaseback so that the seller-lessee does not recognize any gain or loss related to the right of use that it retains.

The modifications are effective for the periods of presentation of the Financial Statements that begin on or after January 1, 2024, and early application is allowed.

The implementation of this amendment will have no impact for Banco de Chile and its subsidiaries.

IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments Disclosures - Supplier Financing Arrangements.

In May 2023, the IASB issued amendments to IAS 7 and IFRS 7. The amendments specify the current requirements to enhance the disclosure in the financial statements of supplier financing arrangements concerning liabilities, cash flows, and a company’s exposure to liquidity risk.

The amendments are effective for periods beginning on or after January 1, 2024, and early application is permitted.

Management is evaluating potential adjustments to its disclosures as a result of this modification.

IAS 21 Effects of Changes in Foreign Exchange Rates

In August 2023, the IASB published amendments to IAS 21. These amendments set out criteria that will allow companies to assess whether a currency is exchangeable and when it is not so, they can determine the exchange rate to use and the disclosures to provide.

The amendments are effective for periods beginning on or after January 1, 2025, and early application is permitted.

Management will assess the potential effects of this amendment.